ETFMG Breakwave Sea Decarbonization Tech ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.7%
Canada - 5.1%
Chemicals - 0.9%
Methanex Corp.	403	$18,752
Electrical Equipment - 4.2% (d)
Ballard Power Systems, Inc. (a)(b)	16,071	89,515
Total Canada		108,267

Denmark - 3.0%
Construction & Engineering - 1.0%
Cadeler A/S (a)	4,856	19,703
Electric Utilities - 1.0%
Orsted AS (e)	255	21,657
Electrical Equipment - 1.0% (d)
Vestas Wind Systems A/S	757	21,930
Total Denmark		63,290

Finland - 8.9%
Machinery - 8.9%
Cargotec OYJ - Class B	1,716	83,336
Valmet OYJ	658	21,294
Wartsila OYJ Abp	9,020	84,988
Total Machinery		189,618

France - 10.2%
Electrical Equipment - 4.2% (d)
Nexans SA	898	89,110
Machinery - 1.0%
McPhy Energy SA (a)(b)	1,568	21,928
Oil, Gas & Consumable Fuels - 3.9%
Gaztransport Et Technigaz SA	820	83,771
Professional Services - 1.0%
Bureau Veritas SA	767	22,018
Total France		216,827

Germany - 1.1%
Electrical Equipment - 1.1% (d)
Siemens Energy AG (a)	1,065	23,377

Luxembourg - 4.3%
Electrical Equipment - 4.3% (d)
FREYR Battery SA (a)(b)	10,300	91,568

Marshall Islands - 3.6%
Marine Transportation - 3.6%
Eneti, Inc.	8,269	77,315

Netherlands - 14.2%
Chemicals - 5.3%
Akzo Nobel NV	301	23,497
OCI NV	2,652	89,907
Total Chemicals		113,404
Energy Equipment & Services - 4.3%
Technip Energies NV	4,302	91,701
Oil, Gas & Consumable Fuels - 4.6%
Koninklijke Vopak NV	2,761	97,286
Total Netherlands		302,391

Norway - 17.7%
Aerospace & Defense - 4.0%
Kongsberg Gruppen ASA	2,116	85,450
Chemicals - 3.8%
Yara International ASA	1,866	80,897
Commercial Services & Supplies - 3.5%
Aker Horizons ASA (a)	83,148	73,953
Electrical Equipment - 3.8% (d)
NEL ASA (a)	59,391	80,523
Energy Equipment & Services - 0.9%
Aker Solutions ASA	5,197	18,882
Machinery - 0.9%
Hexagon Composites ASA (a)	5,957	18,947
Marine - 0.9%
Wallenius Wilhelmsen ASA	2,619	18,936
Total Norway		377,588

Sweden - 8.2%
Electrical Equipment - 3.7% (d)
PowerCell Sweden AB (a)	6,963	78,794
Machinery - 4.5%
Alfa Laval AB	2,658	94,677
Total Sweden		173,471

United Kingdom - 9.7%
Aerospace & Defense - 2.1%
Babcock International Group PLC (a)	5,677	20,925
Rolls-Royce Holdings PLC (a)	12,431	22,852
Total Aerospace & Defense		43,777
Electrical Equipment - 7.6% (d)
Ceres Power Holdings PLC (a)	17,261	83,256
ITM Power PLC (b)	75,963	79,595
Total Electrical Equipment		162,851
Total United Kingdom		206,628

United States - 12.7%
Construction & Engineering - 1.8%
Great Lakes Dredge & Dock Corp. (a)	3,960	21,503
Matrix Service Co. (a)	3,306	17,852
Total Construction & Engineering		39,355
Electrical Equipment - 1.6% (d)
Advent Technologies Holdings, Inc. (a)(b)	12,800	13,568
Bloom Energy Corp. - Class A (a)	1,016	20,249
Total Electrical Equipment		33,817
Machinery - 4.8%
Chart Industries, Inc. (a)(b)	643	80,632
Cummins, Inc. (b)	87	20,783
Total Machinery		101,415
Oil, Gas & Consumable Fuels - 4.5%
New Fortress Energy, Inc. (b)	2,571	75,665
World Fuel Services Corp.	795	20,312
Total Oil, Gas & Consumable Fuels		95,977
Total United States		270,564
TOTAL COMMON STOCKS (Cost $2,247,823)		2,100,904

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 18.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	389,601	389,601
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $389,601)

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.73% (c)	22,285	22,285
TOTAL SHORT-TERM INVESTMENTS (Cost $22,285)		22,285

Total Investments (Cost $2,669,656) - 118.0%		2,512,790
Liabilities in Excess of Other Assets - (18.0)%		(383,812)
TOTAL NET ASSETS - 100.0%		$2,128,978

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2023 the Fund had a significant portion of its assets in the Electrical Equipment Industry.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified insitutional buyers. At March 31, 2023, the market value of these securities total $21,657 which represents 0.9% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The following is a summary of significant accounting policies consistently followed by the Fund.

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of March 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,100,904	$-	$-	$2,100,904
Short-Term Investments	22,285	-	-	22,285
Investments Purchased with Securities Lending Collateral*	-	-	-	389,601
Total Investments in Securities	$2,123,189	$-	$-	$2,512,790
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.